STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance, shares at Sep. 30, 2018		20,000,000
Balance, amount at Sep. 30, 2018	$ (9,846)	$ 20,000	$ 0	$ (29,846)
Net loss	(6,000)	$ 0	0	(6,000)
Balance, shares at Sep. 30, 2019		20,000,000
Balance, amount at Sep. 30, 2019	(15,846)	$ 20,000	0	(35,846)
Net loss	(870)			(870)
Accrued expenses paid by shareholder	3,370	$ 0	3,370	0
Balance, shares at Jun. 30, 2020		20,000,000
Balance, amount at Jun. 30, 2020	(13,346)	$ 20,000	3,370	(36,716)
Balance, shares at Sep. 30, 2019		20,000,000
Balance, amount at Sep. 30, 2019	(15,846)	$ 20,000	0	(35,846)
Net loss	(4,870)	0	0	(4,870)
Accrued expenses paid by shareholder	3,370	$ 0	3,370	0
Balance, shares at Sep. 30, 2020		20,000,000
Balance, amount at Sep. 30, 2020	(17,346)	$ 20,000	3,370	(40,716)
Net loss	0
Accrued expenses paid by shareholder	13,500		13,500
Balance, shares at Jun. 30, 2021		20,000,000
Balance, amount at Jun. 30, 2021	$ (3,846)	$ 20,000	$ 16,870	$ (40,716)